RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS AND BALANCES
24.	RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2010 and 2011 were as follows:

	As of December 31,
	2010	2011
	RMB	RMB
Accounts receivable, net- a related party:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	100,382	31,010,170
Other receivables- related parties:
Travelling advances to executive directors who are also shareholders	399,444	691,242

Total	499,826	31,701,412

Accounts payables due to a related party
Accounts payable due to a subsidiary of ReneSola Ltd. (“ReneSola”, controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	—	35,887,845
Other payables due to a related party
Other payables to Desun for leasing of land and buildings	—	1,094,047

Total	—	36,981,892

(b) Related party transactions

For the years ended December 31, 2009, 2010 and 2011, revenues from sales of products and provision of processing services to subsidiaries of ReneSola amounted to RMB28,317,315, nil and RMB32,587,949, respectively.

For the years ended December 31, 2009, 2010 and 2011, raw materials purchased from a subsidiary of ReneSola amounted to nil, RMB35,250,000 and RMB44,512,919.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun was deconsolidated from the Company on July 28, 2008 and became a related party of the Group. For the years ended December 31, 2009, 2010 and 2011, Desun charged Jiangxi Jinko RMB1,100,304, RMB1,100,304 and RMB1,100,304 in rent, respectively (Note 26).

During the years ended December 31, 2010 and 2011, the Shareholders provided guarantees for the Group's several short-term and long-term bank borrowings. As of December 31, 2010 and 2011, the balances of short-term borrowings guaranteed by the Shareholders were RMB272,955,568 and RMB244,000,000, respectively, and the balances of long-term borrowings guaranteed by the Shareholders were RMB200,000,000 and RMB80,000,000, respectively (Note 16).

During the year ended December 31, 2011, Desun provided collateral on its land use rights and buildings, for a short-term bank borrowing of RMB17,000,000 of the Group (Note 16).